Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Equity [Abstract]
Schedule of the company's stock options activity
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Outstanding at September 30, 2020	17,755	220.00	5.29	-	-
Outstanding at December 31, 2020	17,673	-	-	-	-
Exercisable at December 31, 2020	14,494	220.00	1.54	-	-

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2018	18,505	220.00	8.46	-	-
Forfeited	(750)	-	-	-	-
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Outstanding at September 30, 2020	17,755	220.00	5.29	-	-
Exercisable at September 30, 2020	14,427	220.00	1.86	-	-

Schedule of the company's warrant activity
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2020	25,484,484	$.0019	2.11	$-	$71,866
Anti-dilution adjustment	37,556,082
Outstanding and exercisable at December 31, 2020	63,040,556	$.00076	1.86	-	$167,047

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2018	69,579	$1.58	4.1		185,822
Anti-dilution adjustment	1,296,287
Exercised	(167,596)
Outstanding and exercisable at September 30, 2019	1,198,270	$.40	4.1	$-	$71,867
Anti-dilution adjustment	24,286,214
Outstanding and exercisable at September 30, 2020	25,484,484	$.0019	2.11	-	$71,866